Share Capital (Tables)	12 Months Ended
Dec. 31, 2018
Share Capital Table
Schedule of outstanding stock options
	2018		2017		2016
	Number	Weighted average	Number	Weighted average	Number	Weighted average
	of Shares	exercise price (CAD$)	of Shares	exercise price (CAD$)	of Shares	exercise price (CAD$)

Outstanding balance, beginning of year	19,357,500	$0.08	16,445,000	$0.08	11,920,000	$0.08
Granted	4,250,000	$0.07	3,600,000	$0.10	8,010,000	$0.08
Exercised	-	-	-	-	(1,000,000)	$0.08
Cancellation for share appreciation rights	-	-	(632,500)	$0.06	-	-
Forfeited	(1,012,500)	$0.09	(18,750)	$0.10	(1,965,000)	$0.09
Expired	(6,195,000)	$0.08	(36,250)	$0.14	(520,000)	$0.10
Outstanding balance, end of year	16,400,000	$0.08	19,357,500	$0.08	16,445,000	$0.08

Exercise price range		$0.05 - $0.10		$0.06 - $0.10		$0.05 - $0.145

Summarizes information about stock options exercisable and outstanding

		Options Outstanding			Options Exercisable
		Weighted	Weighted		Weighted	Weighted
		Average	Average		Average	Average
Exercise	Number	Remaining	Exercise	Number	Remaining	Exercise
Prices	Outstanding at	Contractual Life	Prices	Exercisable at	Contractual Life	Prices
(CAD$)	Dec 31, 2018	(Number of Years)	(CAD$)	Dec 31, 2018	(Number of Years)	(CAD$)

$0.10	2,300,000	0.54	$0.10	2,300,000	0.54	$0.10
$0.06	3,700,000	1.94	$0.06	3,700,000	1.94	$0.06
$0.08	3,600,000	2.52	$0.08	3,600,000	2.52	$0.08
$0.10	2,050,000	3.42	$0.10	2,050,000	3.42	$0.10
$0.09	500,000	3.70	$0.09	375,000	3.70	$0.09
$0.08	3,250,000	4.49	$0.08	1,300,000	4.49	$0.08
$0.06	500,000	4.87	$0.06	100,000	4.87	$0.06
$0.05	500,000	4.87	$0.05	100,000	4.87	$0.05
	16,400,000	2.79	$0.08	13,525,000	2.42	$0.08

	Options Outstanding			Options Exercisable
	Weighted	Weighted		Weighted	Weighted
	Average	Average		Average	Average
Exercise	Remaining	Exercise	Number	Remaining	Exercise
Prices	Contractual Life	Prices	Exercisable at	Contractual Life	Prices
(CAD$)	(Number of Years)	(CAD$)	Dec 31, 2017	(Number of Years)	(CAD$)

$0.08	0.48	$0.08	1,400,000	0.48	$0.08
$0.10	1.54	$0.10	3,600,000	1.54	$0.10
$0.06	2.94	$0.06	5,312,500	2.94	$0.06
$0.08	3.52	$0.08	2,410,000	3.52	$0.08
$0.10	4.42	$0.10	1,537,500	4.42	$0.10
$0.09	4.70	$0.09	125,000	4.70	$0.09
	2.94	$0.08	14,385,000	2.62	$0.08

Schedule of share-based payments recognized
	December 31,
	2018	2017	2016

Directors and officers	$118	$351	$245
Employees	-	15	2
Consultants	-	-	54

	$118	$366	$301

Schedule of share-based payments for stock option grants
	2018	2017	2016

Number of stock options granted	4,250,000	3,600,000	8,010,000
Fair value of stock options granted (CAD$)	$0.04	$0.08	$0.07

Market price of shares on grant date (CAD$)	$0.05	$0.10	$0.09
Pre-vest forfeiture rate	16.09%	15.41%	15.99%
Risk-free interest rate	2.10%	0.95%	0.55%
Expected dividend yield	0%	0%	0%
Expected stock price volatility	119%	134%	140%
Expected option life in years	4.22	4.03	4.42

Schedule of outstanding warrants
Exercise
Prices		Outstanding at				Outstanding at
(CAD$)	Expiry Dates	December 31, 2017	Issued	Exercised	Expired	December 31, 2018

$0.10	July 31, 2018 (1), (7)	8,450,000	-	-	(8,450,000)	-

$0.15	September 18, 2018 (1)	5,254,055	-	-	(5,254,055)	-

$0.15	September 18, 2018 (1), (2)	661,718	-	-	(661,718)	-

$0.15	October 3, 2018 (1)	4,153,750	-	-	(4,153,750)	-

$0.15	October 3, 2018 (1), (3)	60,725	-	-	(60,725)	-

$0.08	September 21, 2018	5,332,776	-	-	(5,332,776)	-

$0.08	September 21, 2018 (4)	536,511	-	-	(536,511)	-

$0.12	March 3, 2019 (8)	8,852,576	-	-	-	8,852,576

$0.12	March 14, 2019 (8)	2,497,222	-	-	-	2,497,222

$0.12	March 14, 2019 (5), (8)	155,556	-	-	-	155,556

$0.12	April 21, 2019 (6)	250,000	-	-	-	250,000

		36,204,889	-	-	(24,449,535)	11,755,354

Exercise
Prices		Outstanding at				Outstanding at
(CAD$)	Expiry Dates	December 31, 2016	Issued	Exercised	Expired	December 31, 2017

$0.10	July 31, 2018 (1), (7)	8,450,000	-	-	-	8,450,000

$0.15	March 18, 2017	55,000	-	-	(55,000)	-

$0.15	September 18, 2018 (1)	5,254,055	-	-	-	5,254,055

$0.15	September 18, 2018 (1), (2)	661,718	-	-	-	661,718

$0.15	April 3, 2017	346,250	-	-	(346,250)	-

$0.15	October 3, 2018 (1)	4,153,750	-	-	-	4,153,750

$0.15	October 3, 2018 (1), (3)	60,725	-	-	-	60,725

$0.08	September 21, 2018	5,332,776	-	-	-	5,332,776

$0.08	September 21, 2018 (4)	536,511	-	-	-	536,511

$0.12	March 3, 2019	8,852,576	-	-	-	8,852,576

$0.12	March 14, 2019	2,497,222	-	-	-	2,497,222

$0.12	March 14, 2019 (5)	155,556	-	-	-	155,556

$0.12	April 21, 2019 (6)	-	250,000	-	-	250,000

		36,356,139	250,000	-	(401,250)	36,204,889

Exercise
Prices		Outstanding at				Outstanding at
(CAD$)	Expiry Dates	December 31, 2015	Issued	Exercised	Expired	December 31, 2016

$0.20	January 11, 2016 (1)	600,000	-	-	(600,000)	-

$0.20	January 18, 2016 (1)	1,000,000	-	-	(1,000,000)	-

$0.10	January 31, 2016	550,000	-	-	(550,000)	-

$0.10	July 31, 2017 (2)	8,450,000	-	-	-	8,450,000

$0.15	March 18, 2017	55,000	-	-	-	55,000

$0.15	September 18, 2018 (2)	5,254,055	-	-	-	5,254,055

$0.15	September 18, 2018 (2), (3)	661,718	-	-	-	661,718

$0.15	April 3, 2017	346,250	-	-	-	346,250

$0.15	October 3, 2018 (2)	4,153,750	-	-	-	4,153,750

$0.15	October 3, 2018 (2), (4)	60,725	-	-	-	60,725

$0.15	July 9, 2016	2,500,000	-	-	(2,500,000)	-

$0.08	September 21, 2018	5,749,443	-	(416,667)	-	5,332,776

$0.08	September 21, 2018 (5)	594,844	-	(58,333)	-	536,511

$0.08	October 30, 2018	833,333	-	(833,333)	-	-

$0.12	March 3, 2019	-	8,852,576	-	-	8,852,576

$0.12	March 14, 2019	-	2,497,222	-	-	2,497,222

$0.12	March 14, 2019 (6)	-	155,556	-	-	155,556

		30,809,118	11,505,354	(1,308,333)	(4,650,000)	36,356,139

Schedule of basic and diluted (loss) earnings per share
	December 31,
	2018	2017	2016

Basic weighted average number of common shares outstanding	218,460,355	218,473,845	211,483,671
Effect of dilutive securities	-	-	1,190,625

Diluted weighted average number of common shares outstanding	218,460,355	218,473,845	212,674,296

Schedule of common shares reserved for issuance
	Number of Shares
	December 31,
	2018	2017	2016

Stock options (Note 12(c))	16,400,000	19,357,500	16,445,000
Warrants (Note 12(d))	11,755,354	36,204,889	36,356,139

Balance	28,155,354	55,562,389	52,801,139